Financial instruments and risk management - Contractual maturities of these financial liabilities (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Account payable and accrued liability	$ 1,960,745	$ 700,999
Lease liability	105,105
Total	2,065,850	700,999
Not later than three months
Financial instruments and risk management
Account payable and accrued liability	1,960,745	700,999
Lease liability	22,379
Total	1,983,124	$ 700,999
Later than three months and not later than one year
Financial instruments and risk management
Lease liability	67,138
Total	67,138
Later than one year and not later than three years
Financial instruments and risk management
Lease liability	15,588
Total	$ 15,588